Harbor Mid Cap Value Fund Expense Example - Harbor Mid Cap Value Fund	Oct. 31, 2025 USD ($)
Retirement Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 79
Expense Example, with Redemption, 3 Years	257
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	1,009
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	494
Expense Example, with Redemption, 10 Years	1,103
Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	360
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	1,393
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	388
Expense Example, with Redemption, 5 Years	676
Expense Example, with Redemption, 10 Years	$ 1,496